Issued capital and reserves	12 Months Ended
Dec. 31, 2017
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Issued capital and reserves
24.	Issued capital and reserves

Common shares

The capital stock of Mechel PAO consists of 416,270,745 common shares, each with a nominal value of 10 Russian rubles, all of which are issued, outstanding and fully paid under the Russian law. The Group is authorized to issue an additional 81,698,341 common shares with a nominal value of 10 Russian rubles each.

Preferred shares

As of December 31, 2017 and 2016, the Group had 138,756,915 preferred shares with a nominal value of 10 Russian rubles each, authorized and issued under the Russian law and representing 25% of the Mechel PAO’s share capital, of which 83,254,149 shares were outstanding, and the remaining 55,502,766 shares were kept as treasury stock by one of the Group’s subsidiaries. Under the Russian law and the Mechel PAO’s Charter, these preferred shares are non-cumulative and have no voting rights, except cases, stipulated by the law, including, when dividends are not paid in the year. The dividend yield paid per one preferred share is also fixed by the Charter and amounts to 20% of the consolidated annual net profit of the Group under IFRS divided by 138,756,915 issued preferred shares.

Distributions made and proposed

In accordance with applicable legislation, Mechel and its subsidiaries can distribute all profits as dividends or transfer them to reserves. Dividends may only be declared from accumulated undistributed and unreserved earnings as shown in the statutory financial statements of both Russian and foreign Group’s subsidiaries. Dividends from Russian companies are generally subject to a 13% withholding tax for residents (9% for the periods prior to 2015) and 15% for non-residents, which could be reduced or eliminated if paid to foreign owners under certain applicable double tax treaties.

Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the company (Russian or foreign) of the dividend payer for a period over one year and the residence of the dividend distribution foreign company is not included into the Ministry of Finance offshore list. Herewith 0% tax rate is not applicable to the income received by foreign entities that are recognized as Russian residents in accordance with the Russian Tax Code.

On June 30, 2017, the Group’s subsidiaries declared dividends attributable to non-controlling interests of RUB 359 million and Mechel declared dividends of RUB 856 million (RUB 10.28 per preferred share) to the holders of preferred shares for 2016.

On June 30, 2016, one of the Group’s subsidiaries declared dividends attributable to non-controlling interests of RUB 3 million and Mechel declared dividends of RUB 4 million (RUB 0.05 per preferred share) to the holders of preferred shares for 2015.

On June 30, 2015, one of the Group’s subsidiaries declared a dividends attributable to non-controlling interests of RUB 0,3 million and Mechel declared dividends of RUB 4 million (RUB 0.05 per preferred share) to the holders of preferred shares for 2014.

Additional-paid-in-capital

In 2017, additional-paid-in-capital was decreased by RUB 3,948 million due to the acquisition of non-controlling interests of 2.53% and 0.21% in certain Group’s subsidiaries with the negative carrying value of RUB 590 million.

In 2015, additional-paid-in-capital was increased by RUB 2,730 million due to the acquisition of non-controlling interests of 22.95%, 0.04% and 0.39% in certain Group’s subsidiaries with the carrying value of RUB 2,842 million.

Earnings (loss) per share (EPS)

Basic EPS is calculated by dividing the profit (loss) for the year attributable to common equity holders of the parent by the weighted average number of common shares outstanding during the year.

	2017	2016	2015
Net profit (loss) from continuing operations	12,570	9,258	(115,450)
Less: net profit from continuing operations attributable to non-controlling interests	1,013	1,771	458

Net income (loss) attributable to common equity shareholders of Mechel PAO from continuing operations	11,557	7,487	(115,908)

Net (loss) profit from discontinued operations	0	(426)	822
Less: net profit from discontinued operations attributable to non-controlling interests	0	(65)	77

Net profit (loss) attributable to common equity shareholders of Mechel PAO from discontinued operations	0	(361)	745

Profit (loss) attributable to common equity holders	11,557	7,126	(115,163)

There were no dilutive securities issued for the years ended December 31, 2017, 2016 and 2015.

	2017	2016	2015
Profit (loss) per share total (Russian rubles per share), including:	27.76	17.12	(276.65)
— from continuing operations (Russian rubles per share)	27.76	17.99	(278.44)
— from discontinued operations (Russian rubles per share)	0	(0.87)	1.79